Taxes - Schedule of Improvements to Income Tax Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Improvements to Income Tax Disclosures [Line Items]
Total	$ 7,847		$ 42
Mainland China [Member]
Schedule of Improvements to Income Tax Disclosures [Line Items]
Total	$ 7,847